Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Detailed Information About Components Of Tax Expense Income
Income tax expense differs from the amount that would result from applying Canadian federal and provincial income tax rates of 27% (2018 – 27%) to earnings before income taxes. These differences result from the following items:

	2019	2018
Loss before income taxes	$(13,186)	$(37,070)
Canadian federal and provincial income tax rates	27%	27%
Expected income tax recovery based on the above rates	(3,560)	(10,009)
Non-deductible expenses	3,000	3,250
Non-taxable bargain purchase gain from Mesquite Acquisition	-	(176)
Impairment and disposition of Elk Gold	536	2,679
Change in fair value of derivative liabilities	10,310	(5,394)
Repayment of long-term debt	1,448	-
Deconsolidation of Solaris	1,008	-
Disposition of discontinued operation	-	(3,761)
Tax effect of deferred tax assets for which no tax benefit has been recognized	5,238	8,097
Foreign exchange and other	(10,842)	7,649

Total tax expense	7,138	2,335

Current tax expense	7,250	468
Deferred tax expense (recovery)	(112)	1,867

Total tax expense	$7,138	$2,335

Disclosure Of Detailed Information About Components Of Deferred Tax Assets and Liabilities
The significant components of the Company’s recognized net deferred tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018

Non-capital losses	$11,698	$7,559
Mineral property, plant and equipment	4,727	3,691
Other	1,290	1,671
Total deferred tax assets	$17,715	$12,921

Mineral properties, plant and equipment	$(18,456)	$(16,800)
Other	(9,971)	(4,609)
Total deferred tax liabilities	$(28,427)	$(21,409)

Net deferred tax liability	$(10,712)	$(8,488)

Disclosure of Detailed Information About In Deferred Tax Assets And Liabilities Explanatory
The movement in the deferred tax assets and liabilities during the year is as follows:

Balance – December 31, 2017	(7,685)
Recognized in net loss	(1,867)
Acquisition of Mesquite	1,064

Balance – December 31, 2018	(8,488)
Recognized in net loss	112
Recognized in equity component of Convertible Notes	(2,336)

Balance – December 31, 2019	(10,712)

Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities
A reconciliation of net deferred tax assets and liabilities to the amounts presented in the consolidated statements of financial position follows:

	December 31, 2019	December 31, 2018
Deferred tax asset	-	1,064
Deferred tax liability	(10,712)	(9,552)

Net deferred tax liability	(10,712)	(8,488)

Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized
Deductible temporary differences, unused tax losses and unused tax credits for which deferred tax assets have not been recognized are as follows:

	December 31, 2019	December 31, 2018
Non-capital losses	$41,647	$58,304
State non-capital losses	41,025	42,325
Mineral properties, plant and equipment	18,735	31,141
Share issue costs	4,522	4,976
Inventory	27,422	13,079
Unrealized foreign exchange losses on investment and advances	38,948	53,850
Reclamation obligation	28,609	14,018
State alternative minimum tax credit	6,525	6,525
Capital losses	36,570	21,501
Interest expense	16,557	18,024
Other	2,100	5,456
	$262,660	$269,199

Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income
The
non-capital
losses may be applied to reduce future years’ taxable income. The loss carryforwards expire as follows:

	December 31, 2019	December 31, 2018
Brazil (no expiry)	$6,929	$16,692
Mexico (expire between 2019-2028)	-	15,988
Canada (expire between 2026-2039)	34,719	23,420
Peru (expire between 2019-2022)	-	1,544
Chile (no expiry)	-	660

	$41,648	$58,304